Taxation - Schedule of income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Profit for the year before taxation	$ 208,635,000	$ 225,524,000	$ 305,114,000
Corporation tax at country rate	41,880,000	(3,227,000)	(15,926,000)
Factors affecting charge:
Adjustment in respect of prior year	258,000	3,027,000	2,250,000
Deferred tax not recognized in prior period	(10,966,000)
Tax losses not recognized	2,576,000	12,979,000	340,000
Costs not allowable for tax	2,457,000	74,000	82,000
Other	732,000	564,000	791,000
Total taxation expense/(credit)	36,937,000	13,417,000	(12,463,000)
Cash taxes paid	$ 10,979,000	$ 694,000	$ 2,273,000